SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Employee Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	90.45%	75.93%	69.44%
Risk-free interest rate	3.47%	3.37%	1.54%
Expected life (years)	4 years 7 days	4 years 7 days	5 years 18 days
Employee Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	95.88%	80.95%	74.61%
Risk-free interest rate	4.54%	4.81%	4.39%
Expected life (years)	4 years 11 months 19 days	5 years 21 days	5 years 4 months 24 days
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	0.00%	0.00%	69.74%
Risk-free interest rate	0.00%	0.00%	1.63%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)			6 months